SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Financial Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of supplementary financial statement information [Abstract]
Interest expense	$ 9,074	$ 2,144	$ 1,786
Bank commissions	45	25	26
Exchange differences, net	0	0	346
Financial expenses	$ 9,119	$ 2,169	$ 2,158